Quarterly Financial Information (Unaudited) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly financial information [Line Items]
Net sales	$ 3,243		$ 3,408		$ 3,528		$ 3,333		$ 3,119		$ 3,404		$ 3,516		$ 3,114		$ 13,512		$ 13,153		$ 11,989
Cost of Sales	1,910	[1]	1,983	[1]	2,066	[1]	1,946	[1]	1,888	[1]	2,042	[1]	2,090	[1]	1,845	[1]	7,905	[1]	7,865	[1]	7,104
Income (Loss) from Continuing Operations Attributable to Parent	191		288		297		(50)		178		247		266		167		726		858		658
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	36		51		65		63		38		64		74		61		215		237		111
Net income (attributable to PPG)	227		339		362		13	[2]	216		311		340		228		941	[2]	1,095		769
Income (Loss) from Continuing Operations, Per Basic Share	$ 1.24		$ 1.88		$ 1.94		$ (0.33)		$ 1.16		$ 1.57		$ 1.68		$ 1.04		$ 4.73		$ 5.45		$ 4.00
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share	$ 0.23		$ 0.33		$ 0.43		$ 0.41		$ 0.25		$ 0.41		$ 0.47		$ 0.38		$ 1.40		$ 1.51		$ 0.67
Earnings per common share (in dollars per share)	$ 1.47		$ 2.21		$ 2.37		$ 0.08		$ 1.41		$ 1.98		$ 2.15		$ 1.42		$ 6.13		$ 6.96		$ 4.67
Income (Loss) from Continuing Operations, Per Diluted Share	$ 1.23		$ 1.86		$ 1.92		$ (0.32)		$ 1.15		$ 1.56		$ 1.66		$ 1.03		$ 4.69		$ 5.40		$ 3.96
Income (Loss) from Discontinued Operations, Net of Tax, Per Diluted Share	$ 0.23		$ 0.32		$ 0.42		$ 0.40		$ 0.24		$ 0.40		$ 0.46		$ 0.37		$ 1.37		$ 1.47		$ 0.67
Earnings per common share - assuming dilution (in dollars per share)	$ 1.46		$ 2.18		$ 2.34		$ 0.08		$ 1.39		$ 1.96		$ 2.12		$ 1.40		$ 6.06		$ 6.87		$ 4.63
Aftertax restructuring charge							163
Restructuring charge per diluted share (in dollars per share)							$ 1.06
Jersey City Manufacturing Plant
Quarterly financial information [Line Items]
Environmental remediation expense							$ 99
Environmental remediation charge per diluted share (in dollars per share)							$ 0.64

[1]	Exclusive of depreciation and amortization.
[2]	First quarter 2012 includes charge of $163 million or $1.06 per diluted share related to restructuring (See Note 7, "Business Restructuring") and charge of $99 million or $0.64 per diluted share related to environmental remediation (See Note 15, "Commitments and Contingent Liabilities").